CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED INCOME STATEMENTS
Income from voyages and related services	$ 10,728,698	$ 3,991,696	$ 3,299,761
Cost of voyages and related services
Operating expenses and cost of services	(3,905,948)	(2,835,112)	(2,810,693)
Depreciation	(756,259)	(291,559)	(226,026)
Gross profit	6,066,491	865,025	263,042
Other operating income	14,532	12,621	38,099
Other operating expense	968	(4,272)	1,239
General and administrative expenses	(267,709)	(163,210)	(151,605)
Share of profits of associates	3,955	3,341	4,725
Results from operating activities	5,816,301	722,049	153,022
Finance income	18,786	8,103	2,447
Finance expenses	(175,595)	(189,363)	(156,747)
Net finance expenses	(156,809)	(181,260)	(154,300)
Profit (loss) before income taxes	5,659,492	540,789	(1,278)
Income taxes	(1,010,347)	(16,599)	(11,766)
Profit (loss) for the year	4,649,145	524,190	(13,044)
Attributable to:
Owners of the Company	4,640,305	517,961	(18,149)
Non-controlling interests	8,840	6,229	5,105
Profit (loss) for the year	$ 4,649,145	$ 524,190	$ (13,044)
Earnings (loss) per share (US$)
Basic earnings (losses) per 1 ordinary share	$ 40.31	$ 5.18	$ (0.18)	[1]
Diluted earnings (losses) per 1 ordinary share	$ 39.02	$ 4.96	$ (0.18)	[1]

[1]	Restated to reflect a share split of 1:10 that became effective in 2021.